INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2012	2013	2014

Numerator:
Net income attributable to the Company - basic and diluted	$56,221,847	$51,994,402	$69,619,583

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	55,659,765	56,167,592	57,926,333
Effect of dilutive securities
Share options	148,139	206,506	482,623
Restricted shares	20,457	38,371	17,686
Weighted average ordinary shares outstanding used in computing diluted income per share	55,828,361	56,412,469	58,426,642

Income per share - basic	$1.01	0.93	1.20

Income per share - diluted	$1.01	0.92	1.19